ICON Equity Income Fund

Portfolio of Investments (Unaudited)

6/30/2020

Security Description	Shares	Value
Common Stock (90.94%)

Basic Materials (4.06%)
Eastman Chemical Co	14,100	981,924
International Paper Co	37,200	1,309,812
Total Basic Materials		2,291,736

Consumer, Cyclical (14.11%)
Best Buy Co Inc	13,500	1,178,145
Cummins Inc	9,700	1,680,622
Leggett & Platt Inc	45,400	1,595,810
VF Corp	30,000	1,828,200
Whirlpool Corp	12,900	1,670,937
Total Consumer, Cyclical		7,953,714

Consumer, Non-Cyclical (24.90%)
Altria Group Inc	25,700	1,008,725
Avery Dennison Corp	13,000	1,483,170
Bristol-Myers Squibb Co	30,100	1,769,880
Conagra Brands Inc	38,000	1,336,460
Johnson & Johnson	9,800	1,378,174
Merck & Co Inc	19,100	1,477,003
Philip Morris International Inc	15,000	1,050,900
Rent-A-Center Inc	50,200	1,396,564
Tyson Foods Inc	24,900	1,486,779
UnitedHealth Group Inc	5,600	1,651,720
Total Consumer, Non-Cyclical		14,039,375

Financial (21.80%)
Bank of America Corp	65,500	1,555,625
Fifth Third Bancorp	57,300	1,104,744
JPMorgan Chase & Co	18,000	1,693,080
KeyCorp	61,900	753,942
MetLife Inc	37,400	1,365,848
Morgan Stanley	36,400	1,758,120
Navient Corp	188,400	1,324,452
Prudential Financial Inc	17,300	1,053,570
US Bancorp	26,300	968,366
Webster Financial Corp	24,900	712,389
Total Financial		12,290,136

Industrial (10.37%)
Hubbell Inc	13,600	1,704,896
Lockheed Martin Corp	4,800	1,751,616
Packaging Corp of America	10,200	1,017,960
Union Pacific Corp	8,100	1,369,467
Total Industrial		5,843,939

Technology (6.33%)
Infosys Ltd	81,200	784,392
International Business Machines Corp	5,900	712,543
QUALCOMM Inc	22,700	2,070,467
Total Technology		3,567,402

Utilities (9.37%)
Avangrid Inc	24,400	1,024,312
Avista Corp	33,300	1,211,787
CenterPoint Energy Inc	27,700	517,159
Evergy Inc	14,500	859,705
Otter Tail Corp	43,100	1,671,849
Total Utilities		5,284,812

Total Common Stock (Cost $56,003,074)		51,271,114

Preferred Stock (2.08%)

Financial (1.90%)
Annaly Capital Management Inc, 6.750%	2,395	50,630
Annaly Capital Management Inc, 6.950%	4,000	83,520
Argo Group US Inc, 6.500%	17,717	451,961
JPMorgan Chase & Co, 6.100%	5,000	127,050
Wells Fargo & Co, 7.500%	100	129,700
Wells Fargo & Co, 6.000%	9,100	231,777
Total Financial		1,074,638

Government (0.18%)
Farm Credit Bank of Texas, 10.000%(a)	100	100,000

Total Preferred Stock (Cost $1,192,153)		1,174,638

Corporate Debt (4.79%)	Par Value	Value

Basic Materials (0.35%)
CVR Partners LP / CVR Nitrogen Finance Corp, 9.250%, 6/15/2023 (144A)	200,000	196,000

Communications (0.67%)
CSC Holdings LLC, 10.875%, 10/15/2025 (144A)	350,000	376,250

Consumer, Cyclical (1.22%)
Foot Locker Inc, 8.500%, 1/15/2022	500,000	520,000
Reliance Intermediate Holdings LP, 6.500%, 4/1/2023 (144A)	165,000	165,825
Total Consumer, Cyclical		685,825

Consumer, Non-Cyclical (1.37%)
Central Garden & Pet Co, 6.125%, 11/15/2023	600,000	612,000
RR Donnelley & Sons Co, 8.250%, 7/1/2027	162,000	160,380
Total Consumer, Non-Cyclical		772,380

Energy (0.46%)
MPLX LP, 6.375%, 5/1/2024	250,000	258,131

Financial (0.19%)
Avation Capital SA, 6.500%, 5/15/2021 (144A)	150,000	111,000

Industrial (0.35%)
TransDigm Inc, 6.500%, 7/15/2024	100,000	95,479
USG Corp, 5.500%, 3/1/2025 (144A)	100,000	100,500
Total Industrial		195,979

Utilities (0.18%)
Vistra Corp, 8.125%, 1/30/2026 (144A)	100,000	104,250

Total Corporate Debt (Cost $2,772,183)		2,699,815

Mutual Funds (1.82%)	Par Value	Value

Financial (1.82%)
BlackRock New York Municipal Opportunities Fund	6,805	73,766
BrandywineGLOBAL Global Income Opportunities Fund Inc	7,100	81,934
Duff & Phelps Utility and Corporate Bond Trust Inc	13,619	127,338
Eaton Vance Floating-Rate Income Plus Fund	10,000	138,300
First Trust Aberdeen Global Opportunity Income Fund	24,657	244,597
Nuveen New York Municipal Value Fund 2	863	11,763
Pioneer Diversified High Income Trust	16,741	201,160
Western Asset Global High Income Fund Inc	16,000	148,000
Total Financial		1,026,858

Total Mutual Funds (Cost $1,080,338)		1,026,858

Collateral for Securities on Loan (0.18%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 0.32% (Cost $103,738)	103,738	103,738

Total Investments (Cost $61,151,486) (99.82%)		56,276,163
Other Net Assets (0.18%)		104,125
Net Assets (100.00%)		56,380,288

*	Non-income producing security.

(a)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at June 30, 2020 was $100,000, which represent 0.18% of the Fund's net assets.

(144A)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2020, these securities had a total aggregate market value of $1,053,825, which represented approximately 1.87% of net assets.